ACQUISTION OF CENTAMIN	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISTION OF CENTAMIN	ACQUISITION OF CENTAMIN
On 10 September 2024, the Centamin Board announced a recommended acquisition of the entire share capital of Centamin by
AngloGold Ashanti. The acquisition date was 22 November 2024, while the consideration comprised 0.06983 new AngloGold
Ashanti shares plus $0.125 in cash for each Centamin share.
Centamin’s primary asset is the Sukari Gold Mines Company (Sukari), located in Egypt, which is North Africa’s pre-eminent gold producing mine, consisting of both open pit and underground operations. Centamin also has an exploration and development foothold in Côte d’Ivoire with its Doropo and the Archean-Birimian Contact (ABC) gold projects.
For the period from acquisition to 31 December 2024, Centamin contributed revenue of $119m and a net profit of $33m to the
Group's results. The Group’s pro forma consolidated revenue and consolidated net profit would have been $6,836m and
$1,313m, respectively, had the acquisition been effective from 1 January 2024. In determining these amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on 1 January 2024.
Since the acquisition date was close to the financial year end of the Group, and did not allow sufficient time to complete the initial accounting for the business combination, the fair value exercise on the acquisition date was prepared on a provisional basis in accordance with IFRS 3 for all balances. If new information is obtained, within a maximum of one year from the acquisition date, about facts and circumstances that existed at the acquisition date, then the accounting for the acquisition will be revised.
Consideration paid
The fair value of the consideration is as follows:

Figures in millions - US Dollars	2024
Fair value of AngloGold Ashanti plc shares issued	2,078
Cash	148
Total consideration paid	2,226
AngloGold Ashanti plc issued 82,497,229 ordinary shares as consideration for the 100% interest in Centamin. The fair value of the shares is calculated with reference to the share price on the effective date of the transaction of $25.20 per share. In the statement of changes in equity, the $2,078m was included in share capital ($82m) and a merger reserve ($1,996m). Since all conditions for a merger relief in terms of Section 612 of the UK Companies Act 2006 were met, AGA was unable to recognise share premium arising from the issuance of new shares and instead had to apply the merger relief guidance and recognise a merger reserve. There was no contingent consideration payable as part of the business combination.
The Group incurred total acquisition-related costs of $31m for the year ended 31 December 2024 on advisory and legal fees which are recognised as transaction costs in the income statement in the other (expenses)/income line.
Identified assets acquired and liabilities assumed
The following table summarises the fair value of assets acquired, and liabilities assumed at the acquisition date on a provisional basis, including the key assumptions in determining the fair values:

Figures in millions - US Dollars	2024
Tangible assets (1)	3,677
Right-of-use assets	4
Inventories (2)	330
Trade and other receivables (3)	56
Cash and cash equivalents	216
Provisions (4)	(51)
Lease liabilities	(4)
Trade and other payables	(118)
Net identifiable assets	4,110
Less: Non-controlling interest (5)	(1,884)
Total consideration paid	2,226
(1)Tangible assets consist of  the Sukari Mineral Reserve and Mineral Resource, which have been included under mine development costs while the Doropo, ABC and the EDX exploration projects have been included under exploration and evaluation assets. The valuation approaches and main assumptions applied are described below.
The fair value of the Sukari Mineral Reserve was provisionally determined by applying an income approach using a discounted cash flow (DCF) model and taking into account 100% of the attributable cash flows and the life-of-mine (LOM)
plans (until 2037) and a discount rate of 12.8%. The  nominal gold price forecasts used for the LOM ranged between $2,234/
oz and $2,659/oz.
The Sukari Mineral Resource and the Doropo and ABC exploration projects were provisionally valued using declared resources and a market multiple approach, considering transactions involving African gold assets. The resource market multiples used for the Sukari Mineral Resource was $40.95/oz, for the Doropo project $56.15/oz and for the ABC project
$13.16/oz.
The EDX exploration project was provisionally valued using mined ounces and a market multiple approach considering transactions involving African gold assets. The reserve market multiple of $453.52/oz was risk adjusted using a price/net asset value adjustment factor of 0.26.
For other tangible assets, a depreciated replacement cost (DRC) valuation method was used.
(2)The provisional fair value of inventories was based on an assessment of net realisable value, taking into account the quantity of ounces included in the various inventory categories (run-of-mine, crushed ore stockpiles, gold-in-circuit and finished goods).
A plant recovery rate (based on historical information) was applied to run-of-mine, gold-in-circuit and crushed ore stockpiles of 88.99%. No recovery rate was applied to finished goods.
The gold price applied was the spot price expected to be realised based on the expected estimated timing of the plant throughput. This includes a nominal gold price for run-of-mine between $2,437/oz and $2,651/oz and a nominal gold price of
$2,651/oz for crushed ore stockpiles, gold-in-circuit and finished goods.
A holding period return of 6.7%, which is based on the average holding period expected and a rate of return for net working capital (risk free rate + 200 basis points), was applied to account for the impact of run-of-mine stockpiles which will be processed at a later stage.
Costs to completion includes crushing, treatment and refining costs and reduces as inventory moves from run-of-mine to finished goods.
(3) Trade receivables comprise gross contractual amounts due of $56m. None of the trade receivables balance was expected to be uncollectible at the date of acquisition.
(4)Provisions consist of environmental rehabilitation obligations. The provisional fair value of the environmental rehabilitation obligation was calculated using a discounted cash flow model considering the cost of rehabilitating and decommissioning the mine and relevant infrastructure and discounted at a risk-free rate of 4.7%.
(5)The Group has elected to measure the non-controlling interest (NCI) in the acquiree at fair value (determined on a provisional basis), derived using a DCF model and taking into account the Sukari profit share estimated to be paid to the Egyptian
Mineral Resources Authority (EMRA) over the LOM. The NCI includes 50% of the fair value relating to the Sukari Mineral
Resource which will accrue to EMRA in addition to the profit share estimates. The nominal gold price forecasts used for the
LOM ranged between $2,234/oz and $2,659/oz. The cash flows were discounted using a discount rate of 12.8%.
(6)No deferred tax is recognised, as Sukari has a 15-year exemption from any taxes imposed by the Egyptian government on the revenues generated from Sukari. This exemption from taxes expired in March 2025 and the Group, having met all the requirements for renewal, is in the process of renewing the tax exemption for a further 15 years.
Acquisition of net cash
The following table summarises the net cash received at the acquisition date per the statement of cash flows:

Figures in millions - US Dollars	2024
Cash consideration paid on effective date	(148)
Cash and cash equivalents acquired	216
Net cash and cash equivalents acquired	68

Significant accounting judgements and estimates
Control over Sukari Gold Mines Company (SGM, Sukari)
As part of the business combination, the Group has assessed that it has control over Sukari (or SGM). Sukari is an entity 50% owned by the
Group’s wholly-owned subsidiary, Pharaoh Gold Mines NL (PGM), with the remaining 50% owned by EMRA. IFRS 10 ‘Consolidated Financial
Statements’ (IFRS 10) defines control as encompassing three distinct principles, which are:
•Power over the relevant activities of the investee;
•Exposure, or rights, to variable returns from its involvement with the investee; and
•The ability to use its power over the investee to affect the amount of the investor’s returns.
The relevant activities cover the operations throughout the life-of-mine (LOM) from exploration and evaluation of Mineral Reserve through to development and commercial mining production and relates to governing the strategic operating and financial policies of Sukari. The rights and duties of the Group (through PGM), which have resulted in the Group concluding that it has control over Sukari, are as follows:
•PGM controls the appointment and replacement of the General Manager (GM) at Sukari; and
•By controlling the appointment of the GM and directing their activities, the GM will make all day-to-day decisions to allow the mine to operate in a manner that aligns with Sukari’s objectives. These decisions, which are considered the main relevant activities, are as follows:
◦Preparing Sukari’s work programmes through determination of the daily and longer-term mine plans, as well as the budgets covering the operations to be carried out throughout the LOM;
◦Managing capital expenditure, procurement, cost control and treasury;
◦Conducting exploration, development, production, and marketing operations;
◦Co-ordinating Sukari’s operations and activities, including its dealings with all contractors and subcontractors;
◦Bearing ultimate responsibility for all costs and expenses required in carrying out any and all operations under the Sukari Concession
Agreement (Sukari CA) (entered into between PGM, EMRA and the Egyptian government);
◦Funding the operations of Sukari and recovering costs and expenses throughout the LOM (i.e., exploration, development, and production phases);
◦Funding additional exploration and expansion programmes within the mine during the production phase;
◦Taking custody of Sukari’s stock and management of its funds;
◦Selling and shipping of all gold and associated metals produced; and
◦Entering into and managing gold sales or hedging contracts and forward sale agreements.

The duties of EMRA under the terms of the Sukari CA are to provide the required approvals to allow the mine to operate.
The Board of Directors of Sukari (Sukari Board) has six members, three of whom are appointed by PGM and three by EMRA. The executive chairman, as one of the EMRA-appointed board members, is a representative of EMRA and is appointed by the Egyptian Ministry of Finance.
The Sukari Board convenes twice a year to facilitate a forum for information sharing between both shareholders of Sukari and provide a mechanism to scrutinise the timing and amounts of expenses, rather than as a decision-making body over Sukari’s most significant relevant activities. The Sukari Board considers, reviews, and approves the budget, the annual financial statements, the cost recovery position and other compliance matters. The Sukari Board is not allowed to unreasonably withhold approval of any of the above.
If there is a disputed matter or deadlock position within the Sukari Board, such matter is resolved through open discussion at the board level;
however, the executive chairman does not have a veto or casting vote. Where matters cannot be agreed upon, an ad-hoc committee is appointed with each party having equal representation. This committee will then recommend an appropriate course of action to the Sukari Board with the best interest of all shareholders in mind; and should the Sukari Board still not agree on a course of action, there is a provision for final and binding arbitration.
The Sukari Board cannot appoint or remove the GM, this right belongs solely to PGM, under the terms of the Sukari CA.
EMRA and/or the Egyptian government have no downside risk in their share of Sukari. If Sukari were to become loss-making or insolvent, these costs are absorbed in their entirety by PGM, in accordance with the Sukari CA.
The Group, through PGM, is therefore exposed to the variable returns of Sukari, has the ability to affect the amount of those returns, has power over Sukari through its ability to direct its relevant activities and therefore meets all the criteria of control to consolidate Sukari’s results within the
Group to reflect the substance and economic reality of the Sukari CA.
Fair value of net identifiable assets
In determining the fair value of the identifiable net assets, management has applied certain judgements and estimates which have been disclosed in the “identified assets acquired and liabilities assumed” section above.

Accounting policies
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of the business is the fair value of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest (NCI) in the acquiree at the NCI’s proportionate share of the acquiree’s net assets or the fair value. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity.
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for NCI and any previous interest held over the net identifiable assets acquired and liabilities assumed).